PowerShares QQQ Trust, Series 1

ANNUAL REPORT

SEPTEMBER 30, 2008

OBJECTIVE:

The PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust that issues securities called PowerShares QQQ Index Tracking Stock. The Trust holds all of the component securities of the Nasdaq-100 Index (the "Index"). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Nasdaq-100 Index (the component securities of the Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

PowerShares QQQ Trust, Series 1
Financial Statements
Year ended September 30, 2008

Contents

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Schedule of Investments	2

Statement of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Supplement Information (unaudited)	16

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and the Unitholders of the PowerShares QQQ Trust, Series 1

We have audited the accompanying statement of assets and liabilities of the PowerShares QQQ Trust, Series 1 (the "Trust"), including the schedule of investments as of September 30, 2008, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PowerShares QQQ Trust, Series 1 at September 30, 2008, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP
New York, New York
January 23, 2009

PowerShares QQQ Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
Apple, Inc.*	16,343,713	$1,857,626,420
QUALCOMM, Inc.	26,178,355	1,124,883,914
Microsoft Corp.	41,564,113	1,109,346,176
Google, Inc.*	1,924,085	770,634,525
Cisco Systems, Inc.*	27,915,144	629,765,649
Oracle Corp.*	28,469,982	578,225,334
Gilead Sciences, Inc.*	11,982,991	546,184,730
Research In Motion Ltd.*	7,470,532	510,237,336
Intel Corp.	26,039,992	487,729,050
Amgen, Inc.*	6,522,954	386,615,484
Teva Pharmaceutical Industries Ltd.	8,326,782	381,283,348
Celgene Corp.*	5,965,900	377,522,152
Comcast Corp.	19,070,290	374,349,793
Genzyme Corp.*	4,454,942	360,360,258
eBay, Inc.*	12,830,097	287,137,571
DIRECTV Group, Inc./The*	10,691,753	279,803,176
Amazon.com, Inc.*	3,740,653	272,169,912
Adobe Systems, Inc.*	6,876,449	271,413,442
Activision Blizzard, Inc.*	15,572,215	240,279,277
Symantec Corp.*	11,605,743	227,240,448
Express Scripts, Inc.*	2,911,033	214,892,456
Biogen Idec, Inc.*	4,173,527	209,886,673
PACCAR, Inc.	5,387,097	205,733,234
Starbucks Corp.*	13,436,564	199,801,707
Costco Wholesale Corp.	3,029,111	196,680,177
Intuit, Inc.*	5,348,795	169,075,410
Sears Holdings Corp.*	1,748,688	163,502,328
Electronic Arts, Inc.*	4,251,318	157,256,253
Dell, Inc.*	9,529,618	157,048,105
Yahoo!, Inc.*	8,811,495	152,438,863
Paychex, Inc.	4,529,966	149,624,777
Bed Bath & Beyond, Inc.*	4,632,238	145,498,596
Staples, Inc.	6,317,594	142,145,865
Applied Materials, Inc.	9,177,648	138,857,814
CA, Inc.	6,584,082	131,418,277
Fiserv, Inc.*	2,714,132	128,432,726
Apollo Group, Inc.*	2,119,675	125,696,727
Intuitive Surgical, Inc.*	513,160	123,661,297
Wynn Resorts Ltd.	1,495,989	122,132,542
Linear Technology Corp.	3,916,376	120,076,088

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2008

Common Stock	Shares	Value
Altera Corp.	5,596,246	$115,730,367
Xilinx, Inc.	4,850,923	113,754,144
CH Robinson Worldwide, Inc.	2,221,154	113,190,008
Autodesk, Inc.*	3,100,364	104,017,212
Juniper Networks, Inc.*	4,725,045	99,556,698
Broadcom Corp.*	5,314,717	99,013,178
Expeditors International of Washington, Inc.	2,766,772	96,394,336
Millicom International Cellular SA	1,384,712	95,088,173
Liberty Media Corp. - Interactive*	7,197,307	92,917,233
Fastenal Co.	1,878,160	92,762,322
Kla-Tencor Corp.	2,776,606	87,879,580
Baidu.com*	349,093	86,655,355
Garmin Ltd.	2,542,898	86,305,958
Cognizant Technology Solutions Corp.*	3,759,351	85,825,983
Flextronics International Ltd.*	12,025,944	85,143,683
Sigma-Aldrich Corp.	1,600,261	83,885,682
NetApp, Inc.*	4,528,208	82,549,232
NII Holdings, Inc.*	2,129,786	80,761,485
Nvidia Corp.*	7,229,315	77,425,964
Flir Systems, Inc.*	1,926,991	74,034,994
Citrix Systems, Inc.*	2,866,068	72,396,878
Foster Wheeler Ltd.*	1,993,024	71,968,097
Marvell Technology Group Ltd.*	7,625,407	70,916,285
Dentsply International, Inc.	1,887,633	70,861,743
Cintas Corp.	2,441,037	70,082,172
Stericycle, Inc.*	1,186,797	69,914,211
Vertex Pharmaceuticals, Inc.*	2,080,299	69,149,139
Hologic, Inc.*	3,564,030	68,892,700
Cephalon, Inc.*	875,822	67,867,447
Check Point Software Technologies*	2,799,968	63,671,272
Henry Schein, Inc.*	1,178,564	63,453,886
Joy Global, Inc.	1,400,113	63,201,101
Liberty Global, Inc.*	2,076,755	62,925,676
VeriSign, Inc.*	2,409,674	62,844,298
DISH Network Corp.*	2,888,883	60,666,543
Microchip Technology, Inc.	2,024,774	59,589,099
Expedia, Inc.*	3,728,359	56,335,504
Level 3 Communications, Inc.*	20,097,577	54,263,458
Lam Research Corp.*	1,713,228	53,949,550
Logitech International SA*	2,308,174	53,826,618

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2008

Common Stock	Shares	Value
SanDisk Corp.*	2,730,554	$53,382,331
Infosys Technologies Ltd.	1,484,447	49,446,930
Patterson Cos, Inc.*	1,540,504	46,846,727
Steel Dynamics, Inc.	2,734,722	46,736,399
Focus Media Holding Ltd.*	1,478,589	42,154,572
PetSmart, Inc.	1,659,128	40,997,053
Virgin Media, Inc.	4,733,639	37,395,748
Akamai Technologies, Inc.*	2,143,462	37,381,977
Hansen Natural, Corp.*	1,208,400	36,554,100
Whole Foods Market, Inc.	1,819,818	36,450,954
Amylin Pharmaceuticals, Inc.*	1,749,461	35,374,101
Leap Wireless International, Inc.*	909,290	34,643,949
Ryanair Holdings PLC*	1,537,867	34,494,357
IAC/InterActive Corp.*	1,919,461	33,206,675
Sun Microsystems, Inc.*	4,332,440	32,926,544
Lamar Advertising Co.*	963,856	29,773,512
Sirius XM Radio, Inc.*	45,499,052	25,934,460
Monster Worldwide, Inc.*	1,673,704	24,954,927
Cadence Design Systems, Inc.*	3,606,851	24,382,313
Discovery Communications, Inc.*	1,573,943	22,428,688
Total Investments (Cost $26,968,487,603)		$18,091,801,491

*  Non-income producing security for the year ended September 30, 2008.

The securities of the PowerShares QQQ Trust, Series 1 investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Software	$3,074,979,187	16.99%
Computers	2,857,804,882	15.79%
Telecommunications	2,156,359,074	11.92%
Internet	2,078,962,361	11.50%
Biotechnology	1,985,092,537	10.97%
Semiconductors	1,424,921,119	7.87%
Retail	888,625,726	4.91%
Media	826,108,336	4.57%
Pharmaceuticals	664,043,251	3.67%
Healthcare-Products	373,716,353	2.06%

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2008

Industry Classification	Value	Percentage
Commercial Services	300,276,431	1.66%
Electronics	245,484,635	1.36%
Transportation	209,584,344	1.16%
Auto Manufacturers	205,733,234	1.14%
Lodging	122,132,542	0.68%
Distribution/Wholesale	92,762,322	0.51%
Chemicals	83,885,682	0.46%
Engineering&Construction	71,968,097	0.40%
Advertising	71,928,084	0.40%
Environmental Control	69,914,211	0.39%
Textiles	70,082,172	0.39%
Machinery-Constr&Mining	63,201,101	0.35%
Iron/Steel	46,736,399	0.26%
Beverages	36,554,100	0.20%
Food	36,450,954	0.20%
Airlines	34,494,357	0.19%
Total	$18,091,801,491	100.00%

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statement of Assets and Liabilities

September 30, 2008
Assets:
Investments in securities, at value (cost $26,968,487,603)	$18,091,801,491
Dividends receivable	749,714
Receivable from units created.	2,423,345,393
Receivable for securities sold	877,900,765
Total Assets	$21,393,797,363
Liabilities:
Payable for securities purchased	$2,430,571,930
Payable to custodian	3,701,253
Distribution payable	11,646,243
Payable to Sponsor.	4,804,414
Payable to Licensor	3,926,842
Payable to Trustee	901,204
Payable for units redeemed	845,401,640
Accrued expenses	1,881,587
Total Liabilities	3,302,835,113
NET ASSETS	$18,090,962,250
Net Assets Represented By:
Paid in capital	$46,749,862,675
Distributions in excess of net investment income	(6,986,564)
Accumulated net realized losses on investments transactions	(19,775,227,749)
Net unrealized depreciation of investments	(8,876,686,112)
NET ASSETS	$18,090,962,250
Shares of beneficial interest outstanding, unlimited shares authorized:	461,450,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$39.20

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Operations

	Year Ended September 30,
	2008	2007	2006
Investment income:
Dividend income	$94,590,183	$95,387,245	$116,337,928
Expenses:
Trustee fees	11,608,367	11,397,559	12,079,247
Marketing expenses	7,629,379	11,849,167	17,676,315
Licensing fees	16,461,099	11,897,574	7,654,901
Professional fees	319,045	461,819	287,281
Other fees and expenses	738,990	385,746	566,411
Total expenses	36,756,880	35,991,865	38,264,155
Net investment income	57,833,303	59,395,380	78,073,773
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(1,520,496,556)	(1,142,874,450)	(2,250,884,787)
Net realized gain on in-kind redemptions	2,439,414,647	1,532,785,602	1,371,777,608
Net change in unrealized appreciation/ depreciation of investments	(5,928,173,912)	3,707,799,079	1,457,099,131
Net realized and unrealized gain (loss) on investments	(5,009,255,821)	4,097,710,231	577,991,952
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,951,422,518)	$4,157,105,611	$656,065,725

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Changes in Net Assets

	Year Ended September 30,
	2008	2007	2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$57,833,303	$59,395,380	$78,073,773
Net realized gain (loss) on investment transactions	918,918,091	389,911,152	(879,107,179)
Net change in unrealized appreciation/depreciation of investments	(5,928,173,912)	3,707,799,079	1,457,099,131
Net increase (decrease) in net assets resulting from operations	(4,951,422,518)	4,157,105,611	656,065,725
Distributions to Unitholders from:
Net investment income	(58,565,388)	(58,620,792)	(85,102,840)
Unitholder Transactions:
Proceeds from subscriptions of PowerShares QQQ Index Tracking Stock shares	88,402,911,469	69,717,097,856	35,742,304,275
Less redemptions of PowerShares QQQ Index Tracking Stock shares	(85,859,918,204)	(71,213,078,324)	(37,954,242,630)
Increase (decrease) in net assets due to unitholder transactions	2,542,993,265	(1,495,980,468)	(2,211,938,355)
Total increase (decrease)	(2,466,994,641)	2,602,504,351	(1,640,975,470)
Net Assets:
Beginning of year	20,557,956,891	17,955,452,540	19,596,428,010
End of year*	$18,090,962,250	$20,557,956,891	$17,955,452,540

*  Includes distributions in excess of net investment income of $(6,986,564), $(6,254,479) and $(7,029,067) at September 30, 2008, 2007 and 2006, respectively.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Financial Highlights

	Year Ended September 30,
	2008	2007	2006	2005		2004
Net Asset Value, beginning of year	$51.41	$40.65	$39.47	$35.13		$32.41
Investment Operations:
Net investment income(1)	0.15	0.15	0.16	0.45	(4)	0.02
Net realized and unrealized gain (loss) on investments	(12.21)	10.75	1.20	4.30		2.71
Total from Investment Operations	(12.06)	10.90	1.36	4.75		2.73
Less Distributions from:
Net investment income	(0.15)	(0.14)	(0.18)	(0.41)		(0.01)
Net Asset Value, End of Year	$39.20	$51.41	$40.65	$39.47		$35.13
Total Investment Return(2)	(23.50)%	26.87%	3.40%	13.52%		8.43%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$18,090,962	$20,557,957	$17,955,453	$19,596,428		$20,380,385
Ratios to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20%		0.20%
Net investment income	0.32%	0.33%	0.41%	1.19	%(4)	0.07%
Portfolio turnover rate(3)	10.00%	8.42%	14.55%	14.71%		6.60%
The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the PowerShares QQQ Trust, Series 1 outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using the average shares outstanding method.

(2)  The total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of PowerShares QQQ Trust units.

(4)  Includes the effect of a special dividend declared by Microsoft Corporation during the year ended September 30, 2005. The Trust recognized $204,265,356 of dividend income as a result of this dividend.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Notes to Financial Statements
September 30, 2008

1. Organization

PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Nasdaq-100 Index.

Invesco PowerShares Capital Management, LLC (formerly PowerShares Capital Management, LLC) is the Sponsor of the Trust and The Bank of New York Mellon (formerly The Bank of New York) is the Trustee. Effective March 21, 2007, sponsorship of the Nasdaq-100 Trust, Series 1 was transferred to Invesco PowerShares Capital Management, LLC pursuant to a transaction agreement between Invesco PowerShares Capital Management, LLC and the Nasdaq Stock Market, Inc., the parent of the former sponsor, Nasdaq Global Funds, Inc. Effective upon the transfer of sponsorship, the name of the Trust was changed from Nasdaq-100 Trust, Series 1 to PowerShares QQQ Trust, Series 1.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the "Nasdaq Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market. If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith on the bid side of the market, or (e) any combination thereof.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by the trust may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

Federal Taxes

The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Trust will not be subject to federal income taxes to the extent it distributes all of its investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Trust is subject to the provisions of FASB Interpretation No. 48. Accounting for Uncertainties in Income Taxes (FIN 48). Management has analyzed the Trust's tax positions taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2008, no provision for income tax would be required in the Trust's financial statements. The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Tax Information

At September 30, 2008, permanent differences primarily due to the tax treatment of in-kind transactions and capital loss carry forward expirations were reclassified within the components of net assets of the Trust. These differences resulted in a net increase in accumulated net realized loss on investments and a corresponding increase to paid in capital of $752,421,185. This reclassification had no effect on net assets of the Trust.

The tax character of distributions paid during the years ended September 30, 2008, 2007 and 2006 was $58,565,388, $58,620,792 and $85,102,840 of ordinary income, respectively.

During the fiscal year ended September 30, 2008, the Fund had a capital loss carryforward of $9,472,938 which expired. At September 30, 2008, the Trust had a capital loss carryforward of $17,195,992,211, of which $615,423,028 expires in 2009, $2,457,820,737 expires in 2010, $5,729,023,648 expires in 2011, $3,015,741,745 expires in 2012, $1,687,659,839 expires in 2013, $654,169,365 expires in 2014, $1,409,611,668 expires in 2015 and $1,626,542,181 expires in 2016.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of $530,811,030 for the year ended September 30, 2008. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

As of September 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(17,726,803,241)
Undistributed ordinary income	4,659,678
Net unrealized depreciation	(10,925,110,623)
Total accumulated deficit	$(28,647,254,186)

4. Transactions with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses of the Sponsor relating to the marketing of the Trust and for payments to The Nasdaq Stock Market, Inc. (the "Licensor") for a license to use the Nasdaq-100 Index as a basis for determining the composition and weighting of securities held by the Trust.

Effective March 21, 2007, in connection with the transfer of sponsorship, Invesco PowerShares Capital Management, LLC entered into a new license agreement with The Nasdaq Stock Market, Inc. (the "License Agreement"). Under the License Agreement, the license fee payable by the Trust is at a rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares European 100 Fund, on an aggregate basis, up to and including Twenty-Five Billion Dollars ($25,000,000,000.00) and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares European 100 Fund, on an aggregate basis, in excess of Twenty-Five Billion Dollars ($25,000,000,000.00) and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. License fees of $3,926,842 were payable to the Licensor at September 30, 2008. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The license fee payable to the Licensor, prior to the new License

Agreement, was 0.04% of the average net assets of the Trust. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of PowerShares QQQ shares and the License Agreement has no express termination date.

Prior to the transfer of sponsorship, Nasdaq Global Funds, Inc., the former sponsor, voluntarily agreed to absorb or reimburse the Trust for ordinary operating expenses of the Trust to the extent that such expenses exceeded 0.20% per annum of the daily net asset value of the Trust. Effective March 21, 2007, in its capacity as the new sponsor, Invesco PowerShares Capital Management, LLC has continued to undertake, until otherwise determined, the reimbursement of ordinary operating expenses of the Trust, to the extent that such expenses exceed 0.20% per annum of the daily net asset value.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2008, 2007 and 2006, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the sponsors.

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Nasdaq-100 Index. For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee's compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall. Trustee fees of $901,204 were payable to the Trustee at September 30, 2008.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $4,804,414 to the Sponsor at September 30, 2008.

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

5. Related Party Transactions

During the fiscal year ended September 30, 2008, 2007 and 2006 the Trust paid $3,374,932, $2,605,782 and $4,895,462 respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx is an affiliate of the Trustee.

6. Transactions in Shares of the PowerShares QQQ Trust, Series 1

Transactions in shares were as follows:

	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006
PowerShares QQQ Index Tracking Stock shares sold	1,878,650,000	1,531,850,000	897,150,000
PowerShares QQQ Index Tracking Stock shares redeemed	(1,817,100,000)	(1,573,650,000)	(951,950,000)
Net increase/decrease	61,550,000	(41,800,000)	(54,800,000)

PowerShares QQQ Index Tracking Stock shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 PowerShares QQQ Index Tracking Stock shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ Index Tracking Stock share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the PowerShares QQQ Trust Clearing Process is either, $0, $500 or $1,000 per Participating Party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the PowerShares QQQ Trust Clearing Process is $4,000 per Participating Party per day.

Transaction fees are received by the Trustee from the Participating Party and used to offset the expense of processing orders. For the years ended September 30, 2008, 2007 and 2006, the Trustee earned $1,210,000, $969,000 and $618,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2008, 2007 and 2006.

7. Investment Transactions

For the year ended September 30, 2008, the Trust had purchases and sales of investment securities of $1,859,292,365 and $1,842,902,872 respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. At September 30, 2008, the cost of investments for federal income tax purposes was $29,016,912,114. Accordingly, gross unrealized depreciation was $10,931,606,995 and gross unrealized appreciation was $6,496,372 resulting in net unrealized depreciation of $10,925,110,623.

8. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust's maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Recent Accounting Pronouncement

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, the Trustee is evaluating the implications of FAS 157 and the adoption of FAS 157 is not expected to have a material impact on the Fund.

10. Subsequent event

The Sponsor has entered into an Amended and Restated Chief Compliance Officer Agreement with ALPS Funds Services Inc. on half of the Trust. The effective date of this agreement is January 16, 2009. The Trust shall pay ALPS an annual fee of $115,000.

PowerShares QQQ Trust
Frequency Distribution Of Discounts and Premiums
Closing Price vs. Net Asset Value (NAV)*

Five Year Period Ended 09/30/08 (unaudited)

Premium/Discount Range	Number of Trading Days(1)	Percentage of Total Trading Days
Greater than 0.25%	3	1.18%
Between zero and 0.25%	119	46.85%
Closing Price Equal to NAV	0	0%
Between zero and -0.25%	129	50.79%
Less than -0.25%	3	1.18%
Total	254	100.00%

*  Consolidated closing prices and non-truncated NAVs were used.

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Comparision of Total Returns Based on NAV and Close Price(1)
From Inception to 09/30/2008 (unaudited)

Cummulative Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	(23.50%)	23.60%	(21.39%)
Return Based on Close Price	(23.57%)	23.37%	(21.57%)
Index	(23.36%)	24.86%	(19.84%)

Average Annual Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	(23.50%)	4.33%	(2.49%)
Return Based on Close Price	(23.57%)	4.29%	(2.51%)
Index	(23.36%)	4.54%	(2.28%)

(1)  Cumulative Total Return and Average Total Return for the period since inception is calculated from the inception date March 10, 1999.

PowerShares QQQ Trust, Series 1

Sponsor

Invesco PowerShares Capital Management LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017

NOTES

NOTES